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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                                  Approx Asset
Date           Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


10-02   CEE       900     12.7500     17.09        Weeden & Co
10-03   " "      2600     12.7500     16.95             " "
10-04   " "      1000     12.6625     16.79             " "
10-05   " "      1600     12.6875     16.82             " "
10-06   " "      2600     12.5865     16.71             " "
10-09   " "       800     12.0938     16.51             " "
10-10   " "       800     11.9688     16.43             " "
10-11   " "       500     11.6250     16.03             " "
10-12   " "       800     11.4063     15.74             " "
10-13   " "       800     11.4375     15.69             " "
10-16   " "       800     11.8438     15.85             " "
10-17   " "       800     11.9375     15.84             " "
10-18   " "       800     11.4063     15.58             " "
10-19   " "       400     11.8125     15.78             " "
10-20   " "       800     11.8438     15.98             " "
10-23   " "       800     11.7500     15.90             " "
10-24   " "       800     11.7500     16.22             " "
10-25   " "       800     11.6250     15.86             " "
10-26   " "       800     11.6875     15.74             " "
10-27   " "       600     11.7292     15.93             " "
10-30   " "       800     11.7188     15.97             " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          11/01/00



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